Schedule of Investments
March 31, 2023 (Unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 59.7%

Communication Services - 3.8%
DISH NETWORK CORPORATION (2)	13,671	127,550
INTERPUBLIC GROUP OF COS INC	5,740	213,758
LUMEN TECHNOLOGIES INC	36,157	95,816
MATCH GROUP INC (2)	4,323	165,960
NEWS CORPORATION	10,579	182,699
NEWS CORPORATION (B)	10,447	182,091
PARAMOUNT GLOBAL	11,228	250,497

		1,218,371

Consumer Discretionary - 13.6%
ADVANCE AUTO PARTS INC	1,281	155,782
BATH & BODY WORKS INC	4,509	164,939
BORG WARNER INC	4,805	235,974
CAESARS ENTERTAINMENT INC (2)	4,598	224,428
CARMAX INC (2)	3,211	206,403
CARNIVAL CORP NEW (2)	24,173	245,356
DOMINO'S PIZZA INC	569	187,696
EXPEDIA GROUP INC (2)	2,116	205,315
HASBRO INC	3,130	168,050
MGM RESORTS INTERNATIONAL	5,791	257,236
MOHAWK INDS INC (2)	1,816	182,000
NEWELL BRANDS INC	14,336	178,340
NORWEGIAN CRUISE LINE HOLDINGS LTD (2)	12,527	168,488
POOL CORPORATION	643	220,189
PULTEGROUP INC	4,195	244,485
RALPH LAUREN CORP	1,776	207,206
ROYAL CARIBBEAN GROUP (2)	3,935	256,956
TAPESTRY INC	5,010	215,981
VF CORP	6,901	158,102
WHIRLPOOL CORP	1,345	177,567
WYNN RESORTS LTD (2)	2,282	255,379

		4,315,872

Consumer Staples - 1.3%
LAMB WESTON HOLDINGS INC	2,023	211,444
MOLSON COORS BEVERAGE COMPANY	3,901	201,604

		413,048

Energy - 0.6%
EQT CORPORATION	6,074	193,821

		193,821

Financials - 6.2%
ASSURANT INC	1,517	182,146
COMERICA INC	2,928	127,134
EVEREST RE GROUP LTD BERMUDA	580	207,652
FLEETCOR TECHNOLOGIES INC (2)	1,053	222,025
FRANKLIN RESOURCES INC	7,179	193,402
GLOBE LIFE INC	1,620	178,232
INVESCO LTD	10,655	174,742
JACK HENRY & ASSOC INC	1,105	166,546
LINCOLN NATL CORP IND	6,278	141,067

MARKETAXESS HLDGS INC	679	265,686
SIGNATURE BANK NY	1,708	313
SVB FINANCIAL GROUP (2)	798	722
ZIONS BANCORPORATION N.A	3,958	118,463

		1,978,130

Healthcare - 6.7%
BIO RAD LABORATORIES INC (2)	456	218,433
BIO-TECHNE CORP	2,336	173,308
CATALENT INC (2)	4,287	281,699
CHARLES RIVER LABS INTL INC (2)	881	177,803
DAVITA INC (2)	2,581	209,345
DENTSPLY SIRONA INC	5,931	232,970
HENRY SCHEIN INC (2)	2,439	198,876
ORGANON & CO	6,845	160,994
TELEFLEX INC	778	197,075
UNIVERSAL HEALTH SVR INC	1,368	173,873
VIATRIS INC.	11,014	105,955

		2,130,331

Industrials - 9.0%
A. O. SMITH CORP	3,009	208,072
ALASKA AIR GROUP INC (2)	4,559	191,296
ALLEGION PLC	1,801	192,221
AMERICAN AIRLINES GROUP INC (2)	15,425	227,519
C.H. ROBINSON WRLDWDE INC	2,170	215,633
GENERAC HOLDINGS INC (2)	1,987	214,616
HUNTINGTON INGALLS INDUSTRIES INC	849	175,760
MASCO CORP	4,078	202,758
NORDSON CORP	812	180,475
PENTAIR PLC (IRELAND)	4,290	237,108
ROBERT HALF INTL INC	2,636	212,383
SNAP ON INC	849	209,610
STANLEY BLACK & DECKER INC	2,544	204,996
United Airlines Holdings, Inc. (2)	4,352	192,576

		2,865,023

Information Technology - 8.5%
AKAMAI TECHNOLOGIES INC (2)	2,273	177,976
CERIDIAN HCM HOLDING INC (2)	3,101	227,055
DXC TECHNOLOGY COMPANY (2)	7,068	180,658
F5, INC. (2)	1,066	155,306
JUNIPER NETWORKS	5,969	205,453
NETAPP INC	3,188	203,554
QORVO INC (2)	2,145	217,865
SEAGATE TECHNOLOGY HOLDINGS PLC	3,551	234,792
TERADYNE INC	2,234	240,177
Trimble Inc. (2)	3,376	176,970
TYLER TECHNOLOGIES INC (2)	602	213,493
WESTERN DIGITAL CORP (2)	6,135	231,105
ZEBRA TECH CORP (2)	742	235,956

		2,700,360

Materials - 3.6%
CELANESE CORPORATION	1,895	206,347
EASTMAN CHEMICAL COMPANY	2,364	199,380
INTERNATIONAL PAPER CO	5,470	197,248
PACKAGING CORP OF AMERICA	1,513	210,050
SEALED AIR CORP	3,486	160,042
WESTROCK COMPANY	5,478	166,915

		1,139,982

Real Estate Investment Trust - 4.5%
BOSTON PROPERTIES INC		2,895	156,677
CAMDEN PROPERTY TRUST		1,748	183,260
FEDERAL REALTY INVESTMENT TRUST (MD)		1,834	181,254
HOST HOTEL & RESORTS INC		12,171	200,700
KIMCO REALTY CORP		9,158	178,856
REGENCY CENTERS CORP		3,090	189,046
UDR INC		5,008	205,628
VORNADO REALTY TRUST		8,445	129,800

			1,425,221

Utilities - 1.9%
NISOURCE INC HLDG CO		7,066	197,565
NRG ENERGY INC		6,050	207,455
PINNACLE WEST CAP CORP		2,600	206,024

			611,044

Total Common Stocks (United States)	(Cost	$17,852,063)	18,991,203

Preferred Stock (United States) - 0.0%

Wells Fargo & Co. Preferred (5)		1	0

Total Preferred Stock (United States)	(Cost	$0)	0

Warrants (United States) - 0.0%

ABIOMED Inc - CVR		546	0

Total Warrants (United States)	(Cost	$0)	0

Money Market Registered Investment Companies - 35.5%

Meeder Institutional Prime Money Market Fund, 4.88% (3)		11,286,925	11,286,925

Total Money Market Registered Investment Companies	(Cost	$11,283,574)	11,286,925

Total Investments - 95.2%	(Cost	$29,135,637)	30,278,128

Other Assets less Liabilities - 4.8%			1,541,766

Total Net Assets - 100.0%			31,819,894

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		1,229	14,379
Meeder Dynamic Allocation Fund - Retail Class		3,295	39,639
Meeder Muirfield Fund - Retail Class		1,693	14,238
Meeder Conservative Allocation Fund - Retail Class		349	7,388

Total Trustee Deferred Compensation	(Cost	$70,089)	75,644

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	49	6/16/2023	12,395,530	509,888

Total Futures Contracts	49		12,395,530	509,888

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$30,278,128	$509,888
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$30,278,128	$509,888

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.
(4)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.